Statements of Shareholder's Equity (USD $) In Thousands	Total	Common Stock	Additional capital paid-in	Retained income	Accumulated other comprehensive income
Balance at Dec. 31, 2011				$ 597,045	$ 194,511
Change in unrealized net capital gains and losses	48,626				48,626
Net income	50,154			50,154
Change in unrealized foreign currency translation adjustments	(417)				(417)
Balance at Dec. 31, 2012	1,032,948	2,500	140,529	647,199	242,720
Change in unrealized net capital gains and losses	(91,316)				(91,316)
Net income	40,295			40,295
Change in unrealized foreign currency translation adjustments	853				853
Balance at Dec. 31, 2013	982,780	2,500	140,529	687,494	152,257
Change in unrealized net capital gains and losses	18,293				18,293
Net income	125,962			125,962
Change in unrealized foreign currency translation adjustments	(934)				(934)
Balance at Dec. 31, 2014	$ 1,126,101	$ 2,500	$ 140,529	$ 813,456	$ 169,616